Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Depreciation of Investment Properties - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Depreciation of Investment Properties [Line Items]
Total depreciation of property, plant and equipment and investment property		S/ 3,857	S/ 3,971	S/ 4,316
Cost of services and goods [Member]
Schedule of Depreciation of Investment Properties [Line Items]
Total depreciation of property, plant and equipment and investment property	[1]	1,893	2,007	2,353
Administrative expenses [Member]
Schedule of Depreciation of Investment Properties [Line Items]
Total depreciation of property, plant and equipment and investment property	[1]	S/ 1,964	S/ 1,964	S/ 1,963

[1]	Investment properties are stated at cost, net of accumulated depreciation and have the following composition: